Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, gross		$ 32,990,117	$ 30,158,497
Less: accumulated depreciation and amortization		(12,435,810)	(8,718,400)
Property, plant and equipment, net	$ 19,580,571	20,554,307	21,440,097
Software [Member]
Property, plant and equipment, gross		4,729,200	3,971,214
Equipment [Member]
Property, plant and equipment, gross		1,172,882	1,172,882
Computer Equipment [Member]
Property, plant and equipment, gross		2,173,224	2,616,510
Esports Gaming Truck [Member]
Property, plant and equipment, gross		1,222,406	1,128,905
Furniture and Fixtures [Member]
Property, plant and equipment, gross		1,100,256	877,472
Production Equipment [Member]
Property, plant and equipment, gross		7,876,423	7,487,752
Leasehold Improvements [Member]
Property, plant and equipment, gross		$ 14,715,726	$ 12,903,762